As filed with the Securities and Exchange Commission on September 8, 2011.

File Nos.  033-18516

811-05387

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  59                       (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  61                                            (X)

FRANKLIN STRATEGIC SERIES

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (insert date)pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a) (1)

[ ] on (date) after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of September, 2011.

Franklin Strategic Series

(Registrant)

*By:  /s/ David P. Goss_______

 David P. Goss

 Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	Chief Executive Officer – Investment Management
Dated: September 7, 2011

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: September 7, 2011

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: September 7, 2011

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 7, 2011

SAM GINN*	Trustee
San Ginn	Dated: September 7, 2011

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 7, 2011

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: September 7, 2011

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 7, 2011

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee
Date: September 7, 2011

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: September 7, 2011

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: September 7, 2011

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: September 7, 2011

By:   _/s/ David P. Goss

David P. Goss

      Attorney-in-Fact

      (Pursuant to Power of Attorney filed herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase